LEASES - Lessor - Future minimum lease payments to be received (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Future minimum lease payments to be received for direct financing and sales-type leases
For the year ending December 31, 2024	¥ 52,253	$ 7,359
For the year ending December 31, 2025	332	46
Net minimum lease payments receivable	52,585	7,405	¥ 93,875
Less: Unearned income	(4,346)	(611)	(10,620)
Net investment in direct financing and sales-type leases	¥ 48,239	$ 6,794	¥ 83,255